Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net profit/(loss) from continuing operations	$ 6,296,515	$ (1,704,994)	$ (9,641,098)
Net profit/(loss) from discontinued operations		6,908,558	(712,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in exchange rate			(13,417)
Non-marketable investment impairment			9,296,754
Bad debt expenses	5,557
(Gain)/Loss on change of fair value of warrant liability	(6,638,916)	1,736,512
Changes in operating assets and liabilities (decrease)/increase in - continuing operations:
Other current assets	390,705	(656,373)
Loan receivables	800,000	(800,000)
Accrued expenses and other payables	(2,237,103)	(334,692)	2,100,225
Advances from customer	45,173	1,600,769	2,705,750
Net changes in operating assets and liabilities (decrease)/increase - discontinued operations		(7,066,731)	343,507
Net cash provided by/(used in) operating activities-continuing operations	(1,338,069)	(158,778)	4,448,214
Net cash provided by/(used in) operating activities-discontinued operations		(158,173)	(368,907)
Net cash provided by/(used in) operating activities	(1,338,069)	(316,951)	4,079,307
Cash flows from investing activities:
Proceeds from disposal of property and equipment			1,401
Disposal of subsidiaries, net of cash		265,668
Net cash provided by investing activities-continuing operations		265,668	1,401
Net cash provided by investing activities-discontinued operations		61,376	127,805
Net Cash provided by investing activities		327,044	129,206
Cash flows from financing activities:
(Repayment)/Proceeds from a short-term borrowing from a third party, net		(1,550,000)	1,550,000
Proceeds from a private placement	21,904,912		60,000,007
Net cash provided by/(used in) financing activities-continuing operations	21,904,912	(1,550,000)	61,550,007
Net cash provided by financing activities-discontinued operations
Net cash provided by/(used in) financing activities	21,904,912	(1,550,000)	61,550,007
Effect of exchange rate change on cash and cash equivalents, and restricted cash from continuing operations			(2,337)
Effect of exchange rate change on cash and cash equivalents, and restricted cash from discontinued operations			(643)
Effect of exchange rate change on cash and cash equivalents, and restricted cash			(2,980)
Net change in cash and cash equivalents, and restricted cash from continuing operations	20,566,843	(1,443,110)	65,997,285
Net change in cash and cash equivalents, and restricted cash from discontinued operations		(96,797)	(241,745)
Net change in cash and cash equivalents, and restricted cash	20,566,843	(1,539,907)	65,755,540
Cash and cash equivalents, and restricted cash beginning balance from continuing operations	66,057,328	67,500,438	1,503,153
Cash and cash equivalents, and restricted cash beginning balance from discontinued operations		96,797	338,542
Cash and cash equivalents, and restricted cash beginning balance	66,057,328	67,597,235	1,841,695
Cash and cash equivalents, and restricted cash ending balance from continuing operations	86,624,171	66,057,328	67,500,438
Cash and cash equivalents, and restricted cash ending balance from discontinued operations			96,797
Cash and cash equivalents, and restricted cash ending balance	86,624,171	66,057,328	67,597,235
Cash flow reclassification - continuing operations			(1,138,811)
Cash flow reclassification - discontinued operations			1,138,811
Cash and cash equivalents-continuing operations	82,272,479	61,750,809	63,655,877
Restricted cash-continuing operations	4,351,692	4,306,519	2,705,750
Total cash and cash equivalents -continuing operations	86,624,171	66,057,328	66,361,627
Cash and cash equivalents-discontinued operations			1,235,608
Restricted cash – discontinued operations
Total cash, cash equivalents and restricted cash – discontinued operations			1,235,608
Total cash, cash equivalents, and restricted cash	86,624,171	66,057,328	67,597,235
Supplemental cash flows information:
Cash received from interest-continuing operations	$ 227,468	$ 1,005,431
March 1, 2024 [Member]
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares) | shares	21,501,710
February 13, 2024 [Member]
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares) | shares	14,532,865
June 17, 2024 [Member]
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares) | shares	489,880
July 9, 2024 [Member]
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares) | shares	979,770